Mortgage Servicing Assets - Key Assumptions Used to Value Mortgage Servicing Rights (Detail)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Transfers And Servicing [Abstract]
Weighted average remaining life	262 months	257 months
Weighted average discount rate	14.00%	10.00%
Weighted average coupon	3.89%	3.95%
Weighted average prepayment speed	145.00%	171.00%